Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 2,398	$ 3,091
Other comprehensive income (loss), net of tax
Unrealized holding (losses) gains on available-for-sale securities during the period, net of taxes of $(75) and $332 for each respective period	(145)	645
Reclassification adjustment for realized gains on available-for-sale securities included in income, net of tax of $(123)	0	(240)
Change in unfunded status of defined benefit plan liability, net of taxes of $(68) and $(346) for each respective period	(134)	(672)
Amortization of prior service included in net periodic pension expense, net of tax of $5 for each respective period	10	10
Amortization of net loss included in net periodic pension cost, net of tax of $52 and $22 for each respective period	102	44
Comprehensive income	$ 2,231	$ 2,878